RELATED PARTY TRANSACTIONS (Details) - CNY (¥)			1 Months Ended		12 Months Ended
	Jun. 07, 2017	May 20, 2015	Aug. 31, 2016	May 31, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 29, 2016
Master Mind Education Company ("Master Mind") | Sublease of Jianwai SOHO office
RELATED PARTY TRANSACTIONS
Revenue from related parties					¥ 650,478	¥ 575,483
VIE
RELATED PARTY TRANSACTIONS
Consideration for transferring VIE to ATA Learning and Zhongxiao Zhixing		¥ 10,000,000		¥ 10,000,000
Consideration transferred from one nominee shareholder to another							¥ 1,000,000
VIE | Mr. Kevin Xiaofeng Ma
RELATED PARTY TRANSACTIONS
Proceeds from shareholder	¥ 10,000,000
ATA Testing | Master Mind Education Company ("Master Mind") | Sublease of Jianwai SOHO office
RELATED PARTY TRANSACTIONS
Amount of monthly rent					54,678
Advanced rental fee					103,655	0
Rent deposit from related party, recorded in accrued expenses and other payables					¥ 115,097	¥ 115,097
ATA Online | Puhua Technology
RELATED PARTY TRANSACTIONS
Percentage of equity interest acquired			60.00%
Cash consideration			¥ 2,000,000